Accounting Policies (Details) - Schedule of Amortization Periods of the Right-of-Use Assets	12 Months Ended
Dec. 31, 2023
Land and buildings [member]
Schedule of Amortization Periods of the Right-of-Use Assets [Line Items]
Amortization periods of the right-of-use assets	3 years
Land and buildings [member] | Minimum [Member]
Schedule of Amortization Periods of the Right-of-Use Assets [Line Items]
Amortization periods of the right-of-use assets	2 years
Land and buildings [member] | Maximum [Member]
Schedule of Amortization Periods of the Right-of-Use Assets [Line Items]
Amortization periods of the right-of-use assets	23 years
Motor vehicles [member]
Schedule of Amortization Periods of the Right-of-Use Assets [Line Items]
Amortization periods of the right-of-use assets	3 years
Motor vehicles [member] | Minimum [Member]
Schedule of Amortization Periods of the Right-of-Use Assets [Line Items]
Amortization periods of the right-of-use assets	2 years
Motor vehicles [member] | Maximum [Member]
Schedule of Amortization Periods of the Right-of-Use Assets [Line Items]
Amortization periods of the right-of-use assets	3 years